Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of June 30, 2024 and March 31, 2024:

	June 30, 2024			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Interest rate swaps (see Note 18)	$—	$28.1	$28.1	$—	$35.6	$35.6

Liabilities:
Forward exchange contracts (see Note 18)	—	(1.6)	(1.6)	—	(2.8)	(2.8)

The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1

Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)

Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps
The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at June 30, 2024 and March 31, 2024:

	June 30, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
LGTV Term Loan A	$312.6	$312.9	$396.6	$397.3
LGTV Term Loan B	603.9	604.3	816.9	818.1
Production Loans	1,301.3	1,306.4	1,286.2	1,292.2
Production Tax Credit Facility	259.1	260.0	258.7	260.0
Backlog Facility and Other	309.7	313.0	285.4	287.3
IP Credit Facility	98.5	100.6	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).